Income Tax (Details 2)	2 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Statutory federal income tax rate				21.00%
Incentive stock options
Change in fair value of derivative warrant liabilities				(2.18%)
Goodwill impairment loss				(14.34%)
US-Foreign income tax rate difference
Permanent difference				0.22%
Cancellation of debt income
Rate differential on foreign earnings				0.24%
State taxes, net of federal tax benefit				0.93%
Current federal tax true-up				0.01%
Provision to return adjustments
Deferred only adjustment
Other
Valuation allowance				0.88%
Income tax provision		(2.94%)	(3.39%)	6.76%
Predecessor [Member]
Statutory federal income tax rate	21.00%				21.00%
Incentive stock options	(0.30%)				(0.16%)
Change in fair value of derivative warrant liabilities
Goodwill impairment loss					(4.00%)
US-Foreign income tax rate difference	1.30%				1.02%
Permanent difference	0.07%				(1.01%)
Cancellation of debt income	(101.38%)
Rate differential on foreign earnings
State taxes, net of federal tax benefit	3.49%				2.01%
Current federal tax true-up
Provision to return adjustments					(1.29%)
Deferred only adjustment	4.80%				(0.91%)
Other	(0.35%)				(0.06%)
Valuation allowance	71.31%				(17.13%)
Income tax provision					(0.53%)